Financial Instruments - Hedging Reserve Rollforward (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
The amounts included in non-financial costs:		$ 801	$ (355)	$ (1,158)
IFS TopCo LLC
Disclosure of detailed information about hedged items [line items]
Economic ownership percentage	37.10%	37.10%	37.10%
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period		$ 956
Balances at the end of the period		3,121	$ 956
Reserve of cash flow hedges | Foreign exchange currency risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments		844
The amounts included in non-financial costs:		(98)
Reserve of cash flow hedges | Foreign exchange currency risk | Other stock
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments		1,436
Amounts reclassified to profit an loss		4,708
Reserve of cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments		(64)
Amounts reclassified to profit an loss		(45)
The amounts included in non-financial costs:		133
Reserve of cash flow hedges | Commodity price risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Valuation of the effective portion of derivative financial instruments		(4,747)
The amounts included in non-financial costs:		$ (2)